Shareholders' equity - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	1 Months Ended							1 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Jan. 01, 2012 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Parent Company USD ($)	Mar. 31, 2013 Parent Company JPY (¥)	Mar. 31, 2012 Parent Company JPY (¥)	Jan. 01, 2012 Treasury stock, at cost JPY (¥)	Jan. 01, 2012 Additional paid-in capital JPY (¥)	Jan. 01, 2012 Retained earnings JPY (¥)
Stockholders Equity Note [Line Items]
Percentage of distributions from surplus appropriated as capital or retained earnings reserve	10.00%	10.00%
Percantage of total amount of capital reserve and retained earnings reserves to stated capital	25.00%	25.00%
Retained earnings, reserve	$ 1,869	¥ 175,735		¥ 173,711
Retained earnings, available for dividend payments					62,292	5,858,551	5,348,279
Cash dividends included in retained earnings at year-end					2,020	190,046
Cash dividends per share					$ 0.64	¥ 60.00
Retained earnings related to the equity in undistributed earnings of companies accounted for by the equity method	16,758	1,576,055
Treasury stock shares issued			31,151,148
Retirement of common stock, amount								125,819	551	45,365
Losses on disposal of treasury stock			45,916
Decrease in non -controlling interest			117,881
Decrease in accumulated other comprehensive income - loss			6,503
Increase in additional paid in capital			¥ 44,481